Long-term debt - Schedule of Long Term Debt (Parenthetical) (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.80%
Borrowings, nominal value	$ 2,250,000
Accumulated amortization	$ 11,424		$ 56,876
Maturity July 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	9.50%
Maturity April 3, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, nominal value	$ 5,100,000
Maturity April 3, 2019 | Non Interest Bearing
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.80%
Borrowings, nominal value	$ 1,000,000
Maturity April 3, 2020 | Non Interest Bearing
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, nominal value	1,000,000
Maturity April 3, 2022 | Non Interest Bearing
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, nominal value	$ 2,100,000
Prime Rate1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		4.95%
Borrowings, nominal value				$ 5,400,000
Percentage added to reference rate		1.50%
Standby letter of credit		$ 196,000